SCHEDULE OF PRE TAX LOSS AND INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Loss for the year	$ (909,593)	$ (888,669)	$ (3,330,107)	$ (1,797,785)	$ (2,714,616)	$ (1,253,242)
Expected income tax (recovery)					(651,000)	(338,000)
Deferred income tax (recovery)					651,000	338,000
Deferred income tax recovery
CANADA
Loss for the year					(2,030,281)	(1,144,350)
Expected income tax (recovery)					(549,000)	(309,000)
Deferred income tax (recovery)					548,000	309,000
UNITED STATES
Loss for the year					(684,335)	(108,892)
Expected income tax (recovery)					(102,000)	(29,000)
Deferred income tax (recovery)					$ 103,000	$ 29,000